Significant Events	12 Months Ended
Dec. 31, 2023
Significant Events [Abstract]
SIGNIFICANT EVENTS

NOTE 02 - SIGNIFICANT EVENTS

As of December 31, 2023, the following significant events have occurred and affected the Bank’s operation and Consolidated Financial Statements.

a.	The Board

At the Ordinary Board of Director’s meeting held on March 28, 2023, the members agreed to summon an Ordinary Shareholders Meeting scheduled for April 19, 2023 with the aim to propose a distribution of profits and payment of dividends equivalent to 60% of the retained earnings as of December 31, 2022 equivalent to $ 2.57469221 per share and to propose that the remaining 40% of the profits be destined to increase the Bank’s reserves. Hence, the Bank has accounting minimum dividend of 60% of the 2022 retained earnings.

Additionally, the resignation of the Alternate Director Oscar Von Chrismar was announced, and Maria Olivia Recart Herrera was appointed to replace him.

b.	Shareholders’ meeting

At the Ordinary Shareholders’ Meeting of Banco Santander-Chile held on April 19, 2023, along with the approval of the Consolidated Financial Statements for 2022, the shareholders agreed to distribute 60% of the net profits for the year (“Profit attributable to equity holders of the Bank”), which amounted to $485,191 million. Those profits represent a dividend of $2.57469221 Chilean pesos for each share. In addition, the Board approved that the remaining 40% was allocated to increase the Bank’s reserves.

Moreover, Claudio Melandri Hinojosa (president), Rodrigo Vergara Montes (independent), Orlando Poblete Iturrate (independent), Felix de Vicente Mingo (independent), Maria Olivia Recart Herrera (independent), Ana Dorrego de Carlos, Rodrigo Echenique, Lucia Santa Cruz Sutil, Blanca Bustamante Bravo (independiente) were elected as regular directors, and as substitute directors Juan Pedro Santa Maria Perez (independent) and Alfonso Gómez Morales (independent).

Furthermore, the members also approved PricewaterhouseCoopers Consultores Auditores SpA as external auditors for the 2023 financial year.

c.	Related entities

On April 5, 2023, at the extraordinary Shareholders meeting of Getnet, Mr. Carlos Alfredo Rocca Vidal resigned from the position of General Manager of the Company and Mr. Fernando Benito was appointed as the new General Manager unanimously.

In 2023, the company PagoNxt Trade Chile SpA was incorporated in Chile, whose sole shareholder is PagoNxt Trade S.L, domiciled in Spain. Since July 2023, PagoNxt Trade Chile SpA was consolidated into financial statements of Banco Santander Chile based on the new company´s relevant activities are determined by the Bank and, therefore, the Bank exercises control.

On July 25, 2023, the shareholders of Santander Corredora de Seguros Limitada approved the reduction of its share capital in the sum of $19,578,714,679, thus, the effective share capital as of August 30, 2023 was $12,304,220,013. This capital reduction did not mean a change in the percentages of shareholders’ participation.

On August 21, 2023, the shareholders of Santander Corredora de Seguros Limitada agreed to distribute the company’s accumulated profits in the amount of 50,323,708,868 Chilean pesos.

On October 5, 2023, the shareholders of Santander Asesorias Fiancieras agrred to distribute the company’s accumulated profits in the amount of 19,058,866,145 Chilean pesos, the effective payment distribution was made on October 11, 2023. On the same date, the company made a capital decrease for an amount of Th$38,499,134 distributed among its shareholders, according to their participation.

d.	Bonds issued

Senior bonds

As of December 31, 2023 the Bank has registered senior bonds for an amount of CLP 750,000,000,000 and UF 21,000,000. The debt issuance information is included in Note 17.

Series	Currency	Term (annual)	Issuance rate (annual)	Placement date	Amount	Maturity date
AA1	CLP	6 years	6.60%	12-01-2022	100,000,000,000	12-01-2028
AA2	CLP	6.5 years	6.20%	12-01-2022	100,000,000,000	06-01-2029
AA3	CLP	8 years	6.20%	09-01-2022	100,000,000,000	09-01-2030
AA4	CLP	10.5 years	6.25%	09-01-2022	100,000,000,000	03-01-2033
AA5	UF	9.5 years	2.95%	08-01-2022	10,000,000	02-01-2032
AA6	UF	15 years	2.70%	10-01-2022	5,000,000	10-01-2037
AA7	CLP	3.5 years	6.80%	02-01-2023	75,000,000,000	08-01-2026
AA8	CLP	4.5 years	6.70%	03-31-2023	100,000,000,000	09-01-2027
AA9	CLP	8 years	6.30%	03-31-2023	75,000,000,000	11-01-2030
AA10	CLP	8 years	7.10%	04-24-2023	50,000,000,000	03-01-2026
AA11	CLP	3 years	6.40%	07-01-2023	50,000,000,000	07-012026
AA12	UF	10 years	3.40%	09-01-2023	3,000,000	03-01-2033
AA13	UF	6 years	3.40%	09-01-2023	3,000,000	09-01-2029

On October 20, 2023, the Bank issued a green bond in the Japanesee market, with settlement date on October 27, 2023 –through the Bank’s EMTN program – for JPY8,000,000,000 with maturity on October 27, 2025 at 0.845% interest rate.

e.	Others

Transbank

The Ministry of Finance together with the Association of Banks and Financial Institutions (ABIF) announced that the shareholder banks of Transbank began a process of selling their shareholding in that company, within the new framework of the payment system (four-part model). The Shareholders has defined JPMorgan as the advisory bank in the disposal. Up to now, there is no buyer for this sale.

MPR

On July 28, 2023, after 8 months maintaining Monetary Policy Rate (MPR) the Chilean Central Bank decreased the rate by 100 basis points, from 11.25% to 10.15%. Subsequently, on September 4, the Chilean Central Bank made a new decrease in the MPR, to 9.50%. At the end of December the MPR was 8.25%.

Chilean Central Bank – liquidity deposits

On September 26, 2023, the Council of the Central Bank of Chile established a special program that consists of the issuance of liquidity deposit certificates in national currency (PDL), with the exclusive purpose of guaranteeing and operationally supporting the payment of the Financing Facility Conditional on Increased Loans (FCIC). On October 13, 2023, the CMF issued a communication instructing the accounting treatment of these PDLs, which must be registered as Financial Debt Instruments, within the category of financial assets at amortized cost. As of December 31, 2023, the Bank has invested Ch$3,392,609 million in this type of instruments.

Interchanges fees

Since October 1, 2023, the first reduction of the interchange rates limits began, as per was agreed by the Committee for Setting Limits on Exchange Rates in last February and published on April, 26, 2023 at the Official Journal. The maximum rates will be 0.5% for debit cards, 1.14% for credit cards, and 0.94% for cards with provision of funds.